SA Index Allocation 90-10 Portfolio Annual Fund Operating Expenses - SA Index Allocation 90-10 Portfolio	Dec. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%	[1]
Expenses (as a percentage of Assets)	0.44%	[1]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%	[1]
Expenses (as a percentage of Assets)	0.69%	[1]

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table which reflects operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.